Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Operating loss carry forwards	$ 130,900
Valuation allowance	21,530
Reversal of the valuation allowance, expected to benefit additional paid in capital	2,400
Research and development credit carryforwards
Income Taxes (Details) [Line Items]
Tax credit carryforwards	700
U.S.
Income Taxes (Details) [Line Items]
Operating loss carry forwards	71,100
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carry forwards	59,800
State and Local Jurisdiction [Member] | Research and development credit carryforwards
Income Taxes (Details) [Line Items]
Tax credit carryforwards	$ 500